Subsidiary Preferred Shares - Schedule of Changes in the Value of Subsidiary Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	$ 169
Ending balance	169	$ 169
Subsidiary preferred shares
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	169	27,339
Increase/(decrease) in value of preferred shares measured at fair value	8,108	(2,617)
Deconsolidation of subsidiary - (Vedanta)	(76,208)	(24,554)
Ending balance	169	$ 169
Subsidiary preferred shares | Series A-1 preferred
Changes in the value of subsidiary preferred shares [Roll Forward]
Issuance of new preferred shares	$ 68,100